Derivative Instruments - Quantitative Disclosures of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (loss) reclassified into interest and operating expense (income), net	$ (297.5)	$ (6.1)	$ (11.8)
Gain (Loss) Recognized in Other operating expenses (income), net	(290.9)		(8.7)
Interest Rate Caps [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (loss) reclassified into interest and operating expense (income), net	(26.6)		(8.4)
Forward-Starting Interest Rate Swaps [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in other comprehensive income (loss)	40.0
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Caps [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (Loss) Recognized in Other operating expenses (income), net	(1.0)
Derivatives Not Designated as Hedging Instruments [Member] | Forward-Starting Interest Rate Swaps [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (Loss) Recognized in Other operating expenses (income), net	55.4
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Currency Exchange Contracts [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (Loss) Recognized in Other operating expenses (income), net	(358.7)	(0.4)	(0.5)
Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate Caps [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in other comprehensive income (loss)	(1.9)		(17.1)
Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate Caps [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (loss) reclassified into interest and operating expense (income), net	(6.6)	(6.1)	(3.2)
Derivatives Designated as Cash Flow Hedges [Member] | Forward-Starting Interest Rate Swaps [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in other comprehensive income (loss)	(155.5)	169.1	0.7
Derivatives Designated as Cash Flow Hedges [Member] | Forward Currency Contracts [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in other comprehensive income (loss)	1.1
Derivatives Designated as Net Investment Hedges [Member] | Cross-currency Rate Swaps [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in other comprehensive income (loss)	$ 66.3	$ (14.8)	$ (10.8)